LEASE (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
LEASE
Right-of-use assets	$ 289,395		$ 475,119
Operating lease liability	$ 203,066		$ 400,000
Weighted average term, operating lease	2 years		2 years
Weighted average discount rate, operating lease	5.94%		5.78%
Operating lease expenses	$ 200,000	$ 200,000